Other (Income) Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Nonoperating Income (Expense) [Abstract]
Loss (gain) on sales of assets and businesses	$ 0.0	$ (5.0)	$ (1.9)
Amount of total that represents cash charges	7.6	8.1	7.8
Currency loss	2.4	3.0	0.8
(Gain) loss from diversified investments associated with Executive Stock Unit Program (See Note L)	(6.0)	(7.2)	1.9
COVID-19 government subsidies	(21.4)	0.0	0.0
Non-service pension (income) expense (See Note M)	(1.1)	1.8	(1.3)
Other income	(3.9)	(4.3)	(6.5)
Other expense (income), net	$ (22.4)	$ (3.6)	$ 0.8